FINANCIAL INSTRUMENTS - Additional Information (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS
Working Capital	$ (5,450,129)	$ 27,612,457